ACQUISITION OF MARIANA RESOURCES LIMITED (Narrative) (Details) $ in Thousands		6 Months Ended
	Jul. 03, 2017 USD ($) yr shares $ / item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure detailed information about asset acquisitions [line items]
Shares issued for acquisition of Mariana Resources Ltd., shares | shares	32,685,228
Additional cash paid for acquisition of asset	$ 47,300
Share ratio of entity equity instruments transferred to acquiree shareholders	0.3487
Fair value of net assets acquired related to asset acquisition	$ 199,600
Investments in associates accounted for using equity method		$ 177,452
Exploration and Evaluation Assets	5,000	$ 2,599
Cash and other assets acquired	5,000
Current accounts payable and accrued liabilities acquired	$ 1,100
Fair value assumption for annual risk free interest rate on warrants and options	1.00%
Volatility rate assumption used in fair value of warrants and options	30.00%
Expected life assumption used in fair value of warrants and options	1 year 7 months 6 days
Hot Maden Associate [member]
Disclosure detailed information about asset acquisitions [line items]
Proportion of ownership interest in associate		30.00%
Investments in associates accounted for using equity method	$ 190,700	$ 177,452
Fair value assumption commodity price used | $ / item	1,300
Fair value assumption discount rate used to value investment in associate	7.00%
Hot Maden Associate [member] | Bottom of range [member]
Disclosure detailed information about asset acquisitions [line items]
Estimated useful life of mine assumption used to value investment in associate | yr	12
Hot Maden Associate [member] | Top of range [member]
Disclosure detailed information about asset acquisitions [line items]
Estimated useful life of mine assumption used to value investment in associate | yr	14